Leases - Supplemental Cash Flow Information for Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows relating to operating leases	¥ 10,203	¥ 7,553
Lease liabilities arising from obtaining right-of-use assets	¥ 7,890	¥ 17,427